Equity and Remuneration to Shareholders - Summary of Calculation of Basic Earnings per Share (Detail) - BRL (R$)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings per share [line items]
Net income for the year	R$ 1,002,000,000	R$ 334,000,000	R$ 2,469,000,000
Preferred shares [member]
Earnings per share [line items]
Minimum mandatory dividend for preferred shares from income for the period (item c)	486,000,000	204,000,000	422,000,000
Income not distributed arising from the net income for the period - common shares	333,000,000	87,000,000	1,221,000,000
Total earnings for the common shares (B)	R$ 819,000,000	R$ 291,000,000	R$ 1,643,000,000
Basic earnings per common share ( B / number of common shares )	R$ 0.84	R$ 0.35	R$ 1.96
Common shares [member]
Earnings per share [line items]
Minimum mandatory dividend for preferred shares from income for the period (item c)	R$ 15,000,000		R$ 212,000,000
Income not distributed arising from the net income for the period - common shares	167,000,000	R$ 44,000,000	614,000,000
Total earnings for the common shares (B)	R$ 182,000,000	R$ 44,000,000	R$ 826,000,000
Basic earnings per common share ( B / number of common shares )	R$ 0.37	R$ 0.10	R$ 1.96